Allowance for Loan Losses ("ALL") - Summary of Non-ASC 310-30 and New Loans by Key Indicators of Credit Quality (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment [Line Items]
Total loans, new loans	$ 2,306,337	$ 1,770,711	$ 729,673
Total loans, acquired loans	957,315	488,073	631,641
Covered loans	326,523	359,255	478,176
Loans Acquired Without Deteriorated Credit Quality and New Loan[Member]
Financing Receivable, Recorded Investment [Line Items]
Non-Covered and new loans		1,393,698	660,629
Loans Acquired Without Deteriorated Credit Quality and New Loan[Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Non-Covered and new loans		1,391,921	658,518
Loans Acquired Without Deteriorated Credit Quality and New Loan[Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Non-Covered and new loans		449	571
Loans Acquired Without Deteriorated Credit Quality and New Loan[Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Non-Covered and new loans		1,328	1,540
Non-ASC 310-30 Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, new loans	251,947	6,897	9,022
Covered loans		14,461	18,177
Non-ASC 310-30 Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Covered loans		6,946	7,925
Non-ASC 310-30 Loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Covered loans		479	395
Non-ASC 310-30 Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Covered loans		7,036	9,811
Non-ASC 310-30 Loans [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Covered loans			46
New Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, new loans	1,770,121	1,390,225
New Loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, new loans		14
New Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, new loans	31	175
New Loans [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, new loans
Acquired Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, acquired loans	102,149	8,642
Acquired Loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, acquired loans	2,951	914
Acquired Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, acquired loans	10,157	8,189
Acquired Loans [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, acquired loans
Commercial Real Estate [Member] | Loans Acquired Without Deteriorated Credit Quality and New Loan[Member]
Financing Receivable, Recorded Investment [Line Items]
Non-Covered and new loans		672,241	308,769
Commercial Real Estate [Member] | Loans Acquired Without Deteriorated Credit Quality and New Loan[Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Non-Covered and new loans		670,488	306,853
Commercial Real Estate [Member] | Loans Acquired Without Deteriorated Credit Quality and New Loan[Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Non-Covered and new loans		449	545
Commercial Real Estate [Member] | Loans Acquired Without Deteriorated Credit Quality and New Loan[Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Non-Covered and new loans		1,304	1,371
Commercial Real Estate [Member] | Non-ASC 310-30 Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Covered loans		10,175	11,848
Commercial Real Estate [Member] | Non-ASC 310-30 Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Covered loans		4,581	4,328
Commercial Real Estate [Member] | Non-ASC 310-30 Loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Covered loans		460	323
Commercial Real Estate [Member] | Non-ASC 310-30 Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Covered loans		5,134	7,197
Commercial Real Estate [Member] | Non-ASC 310-30 Loans [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Covered loans
Commercial Real Estate [Member] | New Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, new loans	892,968	669,546
Commercial Real Estate [Member] | New Loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, new loans		14
Commercial Real Estate [Member] | New Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, new loans	31	151
Commercial Real Estate [Member] | New Loans [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, new loans
Commercial Real Estate [Member] | Acquired Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, acquired loans	83,964	5,523
Commercial Real Estate [Member] | Acquired Loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, acquired loans	887	895
Commercial Real Estate [Member] | Acquired Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, acquired loans	5,810	6,287
Commercial Real Estate [Member] | Acquired Loans [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, acquired loans
Land And Development Loan [Member] | Loans Acquired Without Deteriorated Credit Quality and New Loan[Member]
Financing Receivable, Recorded Investment [Line Items]
Non-Covered and new loans		75,666	55,495
Land And Development Loan [Member] | Loans Acquired Without Deteriorated Credit Quality and New Loan[Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Non-Covered and new loans		75,666	55,495
Land And Development Loan [Member] | Loans Acquired Without Deteriorated Credit Quality and New Loan[Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Non-Covered and new loans
Land And Development Loan [Member] | Loans Acquired Without Deteriorated Credit Quality and New Loan[Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Non-Covered and new loans
Land And Development Loan [Member] | Non-ASC 310-30 Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Covered loans			245
Land And Development Loan [Member] | Non-ASC 310-30 Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Covered loans			245
Land And Development Loan [Member] | Non-ASC 310-30 Loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Covered loans
Land And Development Loan [Member] | Non-ASC 310-30 Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Covered loans
Land And Development Loan [Member] | Non-ASC 310-30 Loans [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Covered loans
Commercial and Industrial [Member] | Loans Acquired Without Deteriorated Credit Quality and New Loan[Member]
Financing Receivable, Recorded Investment [Line Items]
Non-Covered and new loans		645,791	296,365
Commercial and Industrial [Member] | Loans Acquired Without Deteriorated Credit Quality and New Loan[Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Non-Covered and new loans		645,767	296,170
Commercial and Industrial [Member] | Loans Acquired Without Deteriorated Credit Quality and New Loan[Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Non-Covered and new loans			26
Commercial and Industrial [Member] | Loans Acquired Without Deteriorated Credit Quality and New Loan[Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Non-Covered and new loans		24	169
Commercial and Industrial [Member] | Non-ASC 310-30 Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Covered loans		4,286	6,084
Commercial and Industrial [Member] | Non-ASC 310-30 Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Covered loans		2,365	3,352
Commercial and Industrial [Member] | Non-ASC 310-30 Loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Covered loans		19	72
Commercial and Industrial [Member] | Non-ASC 310-30 Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Covered loans		1,902	2,614
Commercial and Industrial [Member] | Non-ASC 310-30 Loans [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Covered loans			46
Commercial and Industrial [Member] | New Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, new loans	753,984	645,013
Commercial and Industrial [Member] | New Loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, new loans
Commercial and Industrial [Member] | New Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, new loans		24
Commercial and Industrial [Member] | New Loans [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, new loans
Commercial and Industrial [Member] | Acquired Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, acquired loans	11,824	3,119
Commercial and Industrial [Member] | Acquired Loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, acquired loans	2,064	19
Commercial and Industrial [Member] | Acquired Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, acquired loans	2,631	1,902
Commercial and Industrial [Member] | Acquired Loans [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, acquired loans
Construction, Land and Development [Member] | New Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, new loans	123,169	75,666
Construction, Land and Development [Member] | New Loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, new loans
Construction, Land and Development [Member] | New Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, new loans
Construction, Land and Development [Member] | New Loans [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, new loans
Construction, Land and Development [Member] | Acquired Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, acquired loans	6,361
Construction, Land and Development [Member] | Acquired Loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, acquired loans
Construction, Land and Development [Member] | Acquired Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, acquired loans	1,716
Construction, Land and Development [Member] | Acquired Loans [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, acquired loans